Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Summary of Consolidated Balance Sheets
(a)
Condensed Balance Sheets

	As of December 31,	As of December 31,
	2023	2024
	US$	US$
ASSETS
Current assets
Cash	1,301,490	8,300,344
Amounts due from subsidiaries-current	17,239,775	8,162,028
Prepayments and other current assets	1,637,278	4,463,506
Total current assets	20,178,543	20,925,878
Non-current assets
Amounts due from subsidiaries-non-current	25,463,152	38,465,944
Total non-current assets	25,463,152	38,465,944
Total assets	45,641,695	59,391,822
LIABILITIES
Current liabilities
Convertible debts	12,516,331	—
Net liabilities in subsidiaries	13,966,796	18,194,078
Amounts due to a subsidiary	9,022,846	9,871,978
Accrued expenses and other current liabilities	155,404	1,816,882
Total current liabilities	35,661,377	29,882,938
Total liabilities	35,661,377	29,882,938
MEZZANINE EQUITY
Series Angel preference shares	1,176,340	—
Series Angel redeemable preference shares	1,176,340	—
Series A redeemable preference shares	8,043,015	—
Series A+ redeemable preference shares	3,795,370	—
Series B redeemable preference shares	25,825,948	—
Total mezzanine equity	40,017,013	—
SHAREHOLDERS’ (DEFICIT) EQUITY:
Ordinary shares	8,062	—
Class A ordinary shares	—	16,368
Class B ordinary shares	—	7,413
Series Seed preference shares	2,000,000	—
Additional paid-in capital	6,563,764	79,883,038
Accumulated other comprehensive income	1,824,365	1,975,487
Accumulated deficit	(40,432,886)	(52,373,422)
Total shareholders’ (deficit) equity	(30,036,695)	29,508,884
Total liabilities, mezzanine equity and shareholders’ (deficit) equity	45,641,695	59,391,822

Summary of Condensed Statements of Comprehensive Loss
(b)
Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2023	2024
	US$	US$
Total operating expenses	(7,419,798)	(7,972,320)
Interest expense	(30,510)	(8,998)
Interest income	396	19,832
Share of profits (losses) in subsidiaries	829,431	(3,979,050)
Changes in fair value of convertible debts	(1,463,159)	—
Net loss	(8,083,640)	(11,940,536)
Accretion of redeemable convertible preferred shares to redemption value	(2,377,429)	(1,162,826)
Net loss attributable to ordinary shareholders of XCHG Limited	(10,461,069)	(13,103,362)

Net loss	(8,083,640)	(11,940,536)
Other comprehensive income	1,043,513	151,122
Total comprehensive loss	(7,040,127)	(11,789,414)

Summary of Condensed Statements of Cash Flows
(c)
Condensed Statements of Cash Flows

	For the year ended December 31,
	2023	2024
	US$	US$
Net cash used in operating activities	(77,908)	(11,697,046)
Net cash (used in) provided by investing activities	(33,370,232)	365,100
Net cash provided by financing activities	34,749,595	18,330,800
Effect of foreign currency exchange rate changes on cash	35	—
Net increase in cash	1,301,490	6,998,854
Cash at the beginning of the year	—	1,301,490
Cash at the end of the year	1,301,490	8,300,344